UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ---------

                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21911

              OLD MUTUAL ABSOLUTE RETURN INSTITUTIONAL FUND, L.L.C.
               (Exact name of registrant as specified in charter)

                                    ---------


                          800 Westchester Avenue, S-618
                            Rye Brook, New York 10573
               (Address of principal executive offices) (Zip code)

                          SEI Investments Distributors
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-266-2200

                     DATE OF FISCAL YEAR END: MARCH 31, 2009

                     DATE OF REPORTING PERIOD: JUNE 30, 2008

Item 1.   Schedule of Investments


OLD MUTUAL ABSOLUTE RETURN INSTITUTIONAL FUND, L.L.C.


QUARTERLY FINANCIAL STATEMENTS (UNAUDITED)
JUNE 30, 2008

OLD MUTUAL ABSOLUTE RETURN INSTITUTIONAL FUND, L.L.C.
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008
--------------------------------------------------------------------------------


Old Mutual Absolute Return Institutional Fund, L.L.C. ("Fund") invests substantially all of its assets in Old Mutual Absolute Return Master Fund, L.L.C. (the "Master Fund"). As of June 30, 2008, the Fund owned 1.27% of the Master Fund as follows:

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL INVESTMENTS

[PIE GRAPHIC OMITTED]
Plot points are as follows:

Capital Structure Arbitrage - 4.5%
Commodity Trading Advisor - 17.5%
Equity Long Bias - 13.9%
Equity Market Neutral - 8.8%
Equity Variable Bias - 26.2%
Event Driven - 9.7%
Long/Short Equity - 6.0%
Relative Value - 13.4%


                                                                                   %* OF
                                                                                 MEMBERS'
PORTFOLIO FUND                                        COST            VALUE       CAPITAL     LIQUIDITY
----------------------------------------------------------------------------------------------------------

CAPITAL STRUCTURE ARBITRAGE:
BAM Opportunity Fund, L.P.                        $    514,000    $    585,458       3.61%    Quarterly
                                                  -----------------------------------------
    TOTAL CAPITAL STRUCTURE ARBITRAGE                  514,000         585,458       3.61%
                                                  -----------------------------------------

COMMODITY TRADING ADVISOR:
Renaissance Institutional Futures Fund, LLC            419,437         471,037       2.90%     Monthly
Sumatra Futures Fund, L.P.                             450,000         519,430       3.19%    Quarterly
Tudor Tensor Fund, L.P.                              1,000,000       1,313,472       8.10%     Monthly
                                                  -----------------------------------------
    TOTAL COMMODITY TRADING ADVISOR                  1,869,437       2,303,939      14.19%
                                                  -----------------------------------------

EQUITY LONG BIAS:
JANA Partners Qualified, L.P.                          448,000         522,692       3.22%    Quarterly
JANA Piranha Fund, L.P.                                500,000         497,781       3.07%
Quadrangle Equity Investors, L.P.                      415,000         432,471       2.67%    Quarterly
Renaissance Institutional Equities Fund, LLC           397,497         374,573       2.31%     Monthly
                                                  -----------------------------------------
    TOTAL EQUITY LONG BIAS                           1,760,497       1,827,517      11.27%
                                                  -----------------------------------------

EQUITY MARKET NEUTRAL:
Two Sigma Spectrum U.S. Fund, L.P.                   1,000,000       1,159,736       7.15%    Quarterly
                                                  -----------------------------------------
    TOTAL EQUITY MARKET NEUTRAL                      1,000,000       1,159,736       7.15%
                                                  -----------------------------------------

OLD MUTUAL ABSOLUTE RETURN INSTITUTIONAL FUND, L.L.C.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2008
--------------------------------------------------------------------------------


                                                                                   %* OF
                                                                                 MEMBERS'
PORTFOLIO FUND                                         COST            VALUE      CAPITAL     LIQUIDITY
-------------------------------------------------------------------------------------------------------

EQUITY VARIABLE BIAS:
7x7 Institutional Partners, L.P.                  $    458,000    $    557,599       3.44%     Monthly
Brevan Howard Equity Strategies Fund, L.P.             500,000         505,850       3.12%     Monthly
Cedar Hill Capital Partners Onshore, L.P.              200,767         799,610       4.93%    Quarterly
FrontPoint Onshore Financial Services Fund, L.P.       500,000         507,100       3.13%    Quarterly
Longbow Infrastructure, L.P.                           500,000         537,644       3.31%    Quarterly
Rosen Real Estate Securities Value Fund II, L.P.       468,000         538,468       3.32%    Quarterly
                                                  ----------------------------------------
    TOTAL EQUITY VARIABLE BIAS                       2,626,767       3,446,271      21.25%
                                                  ----------------------------------------

EVENT DRIVEN:
Claren Road Credit Partners, L.P.                      458,000         539,386       3.32%    Quarterly
GoldenTree Partners, L.P.                              708,000         729,887       4.50%    Quarterly
                                                  ----------------------------------------
    TOTAL EVENT DRIVEN                               1,166,000       1,269,273       7.82%
                                                  ----------------------------------------

LONG/SHORT EQUITY:
Galante Partners, L.P.                                 750,000         803,633       4.95%    Quarterly
                                                  ----------------------------------------
    TOTAL LONG/SHORT EQUITY                            750,000         803,633       4.95%
                                                  ----------------------------------------

RELATIVE VALUE:
D.E. Shaw Composite Fund, LLC                        1,000,000       1,053,452       6.49%    Quarterly
Ellington Mortgage Partners, L.P.                      823,992         710,455       4.38%    Quarterly
                                                  ----------------------------------------
    TOTAL RELATIVE VALUE                             1,823,992       1,763,907      10.87%
                                                  ----------------------------------------

    TOTAL PORTFOLIO FUNDS                         $ 11,510,693    $ 13,159,734      81.11%
                                                  ========================================

* Percentages are based on Members' Capital at end of period of $16,223,229.


As of June 30, 2008, the aggregate cost of investments for tax purposes was expected to be similar to book cost of $11,510,693. Net unrealized appreciation on investments for tax purposes was $1,649,041 consisting of $1,787,721 of gross unrealized appreciation and $138,680 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 81.1% of Members' Capital, have been fair valued in accordance with procedures established by the Board of Managers.

OLD MUTUAL ABSOLUTE RETURN INSTITUTIONAL FUND, L.L.C.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)
JUNE 30, 2008
--------------------------------------------------------------------------------


In September, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Master Fund adopted SFAS No. 157 on April 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

         o Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

         o Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

         o Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 consider several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Master Fund's investments are measured at June 30, 2008:


                                           Level 1         Level 2           Level 3             Total
                                        -------------  ---------------  ----------------  -------------------
Investments in other hedge funds           $    --         $    --        $ 13,159,734       $ 13,159,734
                                        -------------  ---------------  ----------------  -------------------

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                            Change in
     Beginning                              unrealized                       Net transfers
    Balance as of       Realized           appreciation/     Net purchase/   and/or out of    Ending Balance
       3/31/08         gain/(loss)        (depreciation)        sales           Level 3        as of 6/30/08
-------------------  -----------------  -----------------  ---------------  ---------------  -----------------
     $ 10,713,013        $ 13,344            $ 424,005       $ 2,009,372        $    --        $ 13,159,734
-------------------  -----------------  -----------------  ---------------  ---------------  -----------------

For information on the Fund's and Master Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's and Master Fund's most recent semi-annual or annual financial reports.

ITEM 2.   CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer and persons performing similar functions that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to its principal executive and principal financial officers, or persons performing similar functions in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)               Old Mutual Absolute Return Institutional Fund, L.L.C.


By (Signature and Title)*  /s/ Matthew Appelstein
                           -----------------------------------
                           Matthew Appelstein, President & CEO

Date August 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Matthew Appelstein
                           -----------------------------------
                           Matthew Appelstein, President & CEO

Date August 29, 2008


By (Signature and Title)*  /s/ Ross Weissman
                           -----------------------------------
                           Ross Weissman, Treasurer and CFO

Date August 29, 2008


* Print the name and title of each signing officer under his or her signature.